Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents.
Schedule of Cash and cash equivalents

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Banks and corporations	4,749,147	4,215,518
Short-term investments	272,141	866,606
Cash	256	184
	5,021,544	5,082,308